Financial Instruments (Details 5) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Financial instruments measured at fair value on a recurring basis
Accrued liabilities	$ 19,281	$ 24,705
Non-recurring basis | Fair Value
Financial instruments measured at fair value on a recurring basis
Equity investment in ZIM	37,690	32,873
Long-term debt, including current portion	2,876,290	2,953,327
Vendor financing, including current portion	35,492	64,026
Accrued liabilities	19,281	24,705
Non-recurring basis | Significant Other Observable Inputs (Level 2)
Financial instruments measured at fair value on a recurring basis
Equity investment in ZIM	37,690	32,873
Long-term debt, including current portion	2,876,290	2,953,327
Vendor financing, including current portion	35,492	64,026
Accrued liabilities	19,281	24,705
Non-recurring basis | Unsecured 3% Series 1 ZIM Notes due 2023 | Fair Value
Financial instruments measured at fair value on a recurring basis
Receivable from ZIM	6,427	6,274
Non-recurring basis | Unsecured 3% Series 1 ZIM Notes due 2023 | Significant Other Observable Inputs (Level 2)
Financial instruments measured at fair value on a recurring basis
Receivable from ZIM	6,427	6,274
Non-recurring basis | Unsecured 5% Series 2 ZIM Notes due 2023 | Fair Value
Financial instruments measured at fair value on a recurring basis
Receivable from ZIM	31,700	30,923
Non-recurring basis | Unsecured 5% Series 2 ZIM Notes due 2023 | Significant Other Observable Inputs (Level 2)
Financial instruments measured at fair value on a recurring basis
Receivable from ZIM	$ 31,700	$ 30,923